Other Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other Current Assets
Other current assets consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Advance payments to Carl Zeiss SMT	75,059	71,908
Prepaid expenses	186,709	192,024
Operations to be invoiced	79,803	101,292
Derivative financial instruments	52,026	44,543
VAT	61,332	61,565
Other assets	33,895	89,139
Other current assets	488,824	560,471

Other Non-Current Assets
Other non-current assets consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Advance payments to Carl Zeiss SMT	305,642	305,714
Derivative financial instruments	81,777	89,516
Compensation plan assets [1]	31,393	38,031
Prepaid expenses	6,876	151,397
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other assets	19,749	22,202
Other non-current assets	450,882	612,305

1.	For further details on compensation plan assets see Note 17.

2.	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 12.